Brazilian accounts receivable securitization program (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets [Abstract]
Allowance for credit expected losses	$ (14,934)	$ (13,111)
Other assets and prepaid expenses	57,264	52,287
Total current assets	590,848	537,252
TOTAL ASSETS	904,787	898,334
Liabilities [Abstract]
Total current liabilities	699,037	671,079
TOTAL LIABILITIES	857,151	842,680
Securitized loans receivable
Assets [Abstract]
Loans receivable	10,185	10,702
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Koin K-FIDC - Current	5,919
Secured Debt, Total	$ 5,919
Loans receivable, variable interest rate	5.25%
Liabilities [Abstract]
Collateralized debt	$ 5,919
Variable Interest Entity, Primary Beneficiary | K-FDIC
Variable Interest Entity [Line Items]
Koin K-FIDC - Current	5,919	7,533
Assets [Abstract]
Restricted cash	2,937	4,108
Allowance for credit expected losses	(3,887)	(1,718)
Other assets and prepaid expenses	1,583	749
Total current assets	10,818	13,841
TOTAL ASSETS	10,818	13,841
Liabilities [Abstract]
Accounts payable	14	15
Collateralized debt	5,919	7,533
Total current liabilities	5,933	7,548
TOTAL LIABILITIES	5,933	7,548
Variable Interest Entity, Primary Beneficiary | Securitized loans receivable | K-FDIC
Assets [Abstract]
Loans receivable	$ 10,185	$ 10,702